Borrowings (GE Capital Debt Exchange) (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Borrowings [Line Items]
Short-term borrowings		$ 49,892	$ 70,425
Long-term borrowings		145,301	186,596
Short-term borrowings and long-term borrowings		198,276	261,424
Borrowings From Debt Exchange
Borrowings [Line Items]
Short-term borrowings		16,219
Long-term borrowings		16,756
Short-term borrowings and long-term borrowings		32,975
Borrowings Assumed By GE
Borrowings [Line Items]
Short-term borrowings		17,649
Long-term borrowings		67,465
Short-term borrowings and long-term borrowings		85,114
Borrowings Guaranteed By GE
Borrowings [Line Items]
Short-term borrowings		29,474
Long-term borrowings		56,355
Short-term borrowings and long-term borrowings		85,829
GE
Borrowings [Line Items]
Short-term borrowings	[1],[2]	19,799	3,872
Long-term borrowings	[1],[2]	83,770	12,468
GE | Current Portion Of Long Term Borrowings [Member]
Borrowings [Line Items]
Short-term borrowings		17,777	2,068
GE | Current Portion Of Long Term Borrowings [Member] | Borrowings From Debt Exchange
Borrowings [Line Items]
Short-term borrowings		0
GE | Current Portion Of Long Term Borrowings [Member] | Borrowings Assumed By GE
Borrowings [Line Items]
Short-term borrowings		17,649
GE | Current Portion Of Long Term Borrowings [Member] | Borrowings Guaranteed By GE
Borrowings [Line Items]
Short-term borrowings		0
GE | Commercial Paper [Member]
Borrowings [Line Items]
Short-term borrowings		500	500
GE | Other Short Term Borrowing
Borrowings [Line Items]
Short-term borrowings		1,522	1,304
GE | Senior Unsecured Debt | Borrowings From Debt Exchange
Borrowings [Line Items]
Long-term borrowings		0
GE | Senior Unsecured Debt | Borrowings Assumed By GE
Borrowings [Line Items]
Long-term borrowings		57,433
GE | Senior Unsecured Debt | Borrowings Guaranteed By GE
Borrowings [Line Items]
Long-term borrowings		0
GE | Subordinated Notes
Borrowings [Line Items]
Long-term borrowings		2,954	0
GE | Subordinated Notes | Borrowings From Debt Exchange
Borrowings [Line Items]
Long-term borrowings		0
GE | Subordinated Notes | Borrowings Assumed By GE
Borrowings [Line Items]
Long-term borrowings		2,954
GE | Subordinated Notes | Borrowings Guaranteed By GE
Borrowings [Line Items]
Long-term borrowings		0
GE | Subordinated Debentures
Borrowings [Line Items]
Long-term borrowings		6,678	0
GE | Subordinated Debentures | Borrowings From Debt Exchange
Borrowings [Line Items]
Long-term borrowings		0
GE | Subordinated Debentures | Borrowings Assumed By GE
Borrowings [Line Items]
Long-term borrowings		6,678
GE | Subordinated Debentures | Borrowings Guaranteed By GE
Borrowings [Line Items]
Long-term borrowings		0
GE | Other Long Term Borrowing [Member]
Borrowings [Line Items]
Long-term borrowings		1,298	523
GE | Other Long Term Borrowing [Member] | Borrowings From Debt Exchange
Borrowings [Line Items]
Long-term borrowings		0
GE | Other Long Term Borrowing [Member] | Borrowings Assumed By GE
Borrowings [Line Items]
Long-term borrowings		400
GE | Other Long Term Borrowing [Member] | Borrowings Guaranteed By GE
Borrowings [Line Items]
Long-term borrowings		0
GE Capital
Borrowings [Line Items]
Short-term borrowings	[2]	48,650	67,416
Long-term borrowings	[2]	129,062	174,174
GE Capital | Current Portion Of Long Term Borrowings [Member]
Borrowings [Line Items]
Short-term borrowings		24,996	36,920
GE Capital | Current Portion Of Long Term Borrowings [Member] | Borrowings From Debt Exchange
Borrowings [Line Items]
Short-term borrowings		15,430
GE Capital | Current Portion Of Long Term Borrowings [Member] | Borrowings Assumed By GE
Borrowings [Line Items]
Short-term borrowings		0
GE Capital | Current Portion Of Long Term Borrowings [Member] | Borrowings Guaranteed By GE
Borrowings [Line Items]
Short-term borrowings		24,334
GE Capital | Commercial Paper [Member] | Non US | Borrowings From Debt Exchange
Borrowings [Line Items]
Short-term borrowings		0
GE Capital | Commercial Paper [Member] | Non US | Borrowings Assumed By GE
Borrowings [Line Items]
Short-term borrowings		0
GE Capital | Commercial Paper [Member] | Non US | Borrowings Guaranteed By GE
Borrowings [Line Items]
Short-term borrowings		4,351
GE Capital | Other Short Term Borrowing
Borrowings [Line Items]
Short-term borrowings		1,005	16
GE Capital | Other Short Term Borrowing | Borrowings From Debt Exchange
Borrowings [Line Items]
Short-term borrowings		789
GE Capital | Other Short Term Borrowing | Borrowings Assumed By GE
Borrowings [Line Items]
Short-term borrowings		0
GE Capital | Other Short Term Borrowing | Borrowings Guaranteed By GE
Borrowings [Line Items]
Short-term borrowings		789
GE Capital | Senior Unsecured Debt | Borrowings From Debt Exchange
Borrowings [Line Items]
Long-term borrowings		16,756
GE Capital | Senior Unsecured Debt | Borrowings Assumed By GE
Borrowings [Line Items]
Long-term borrowings		0
GE Capital | Senior Unsecured Debt | Borrowings Guaranteed By GE
Borrowings [Line Items]
Long-term borrowings		56,355
GE Capital | Subordinated Notes
Borrowings [Line Items]
Long-term borrowings		249	4,804
GE Capital | Subordinated Debentures
Borrowings [Line Items]
Long-term borrowings		0	7,085
GE Capital | Other Long Term Borrowing [Member]
Borrowings [Line Items]
Long-term borrowings		2,094	$ 3,686
GE Capital | Other Long Term Borrowing [Member] | Borrowings From Debt Exchange
Borrowings [Line Items]
Long-term borrowings		0
GE Capital | Other Long Term Borrowing [Member] | Borrowings Assumed By GE
Borrowings [Line Items]
Long-term borrowings		0
GE Capital | Other Long Term Borrowing [Member] | Borrowings Guaranteed By GE
Borrowings [Line Items]
Long-term borrowings		$ 0

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.
[2]	On December 2, 2015, senior unsecured notes and commercial paper was assumed by GE upon its merger with GE Capital resulting in an intercompany payable to GE. At December 31, 2015, this amounted to $17,649 million in short-term borrowings and $67,465 million in long-term borrowings. See Note 10 for additional information.